UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: JUNE 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       August 14, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         76

Form 13F Information Table Value Total:                  $ 180,499 (thousands)
List of Other Included Managers:

   NONE




                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BB&T Corp                      COM              054937107      204     5287 SH       SOLE                     5287
Bank Mut Corp                  COM              063748107     4869   239033 SH       SOLE                   239033
Camden Natl Corp               COM              133034108      725    26020 SH       SOLE                    26020
Capitol Fed Fin                COM              14057C106     9793   375513 SH       SOLE                   375513
Charter Finl Corp West Pt Ga   COM              16122M100    14318   503100 SH       SOLE                   503100
Citizens South Bkg Corp        COM              176680106      394    19700 SH       SOLE                    19700
Dutchfork BancShares Inc.      COM              26704p108     1073    45000 SH       SOLE                    45000
Empire Fed Bancorp Inc.        COM              291657104     1004    71716 SH       SOLE                    71716
First Banctrust Corp           COM              31868f102     1476    90000 SH       SOLE                    90000
First Ctzns Bancshares Inc.    CL A             31946M103     1074     9709 SH       SOLE                     9709
First Fed Bankshares Inc. Del. COM              32020V100     2226   165504 SH       SOLE                   165504
Floridafirst Bancorp Inc.      NEW COM          343258109      262    13407 SH       SOLE                    13407
Gouverneur Bancorp             COM              383584109      409    38800 SH       SOLE                    38800
Greater Del. Vy Hldgs          COM              391688108      223     8385 SH       SOLE                     8385
Hudson City Bancorp            COM              443683107      772    38800 SH       SOLE                    38800
Liberty Bancorp Inc NJ         COM              529905101     2138    81982 SH       SOLE                    81982
Liberty Savings Bank Fsb.      COM              531204105     1423    86243 SH       SOLE                    86243
Northwest Bancorp Inc. PA      COM              667328108     2441   184771 SH       SOLE                   184771
Pathfinder Bancorp Inc.        COM              70320A103      718    55900 SH       SOLE                    55900
River Vy Bancorp               COM              768475105     1226    46200 SH       SOLE                    46200
Sound Federal Bancorp          COM              83607T109      233    10001 SH       SOLE                    10001
Webster City Fed Bancorp       COM              947692109      555    30400 SH       SOLE                    30400
West Essex Bancorp             COM              952698108      472    24550 SH       SOLE                    24550
Westfield Financial Inc        COM              96008D101     1215    78415 SH       SOLE                    78415
Willow Grove Bancorp Inc.      NEW COM          97111W101     3572   304513 SH       SOLE                   304513
Alderwoods Group, Inc.         COM              014383103     2287   298600 SH       SOLE                   298600
Alleghany Corp Del             COM              017175100     1661     8695 SH       SOLE                     8695
Avocent Corporation            COM              053893103     1337    84000 SH       SOLE                    84000
Baldwin & Lyons Inc            Cl B             057755209     1113    48759 SH       SOLE                    48759
Bank Utd Corp Litigain Cont    RIGHT            065416117        5    55000 SH       SOLE                    55000
Catalytica Energy Sys Inc      COM              148884109      316   100000 SH       SOLE                   100000
Chiquita Brands Intl Inc       COM              170032106     1596    89100 SH       SOLE                    89100
Cna Finl Corp                  COM              126117100      215     8100 SH       SOLE                     8100
Enpro Inds Inc                 COM              29355X107     3541   674400 SH       SOLE                   674400
Erie Indemnity                 CL A             29530P102    30296   747861 SH       SOLE                   747861
Fmc Corp                       COM              302491303     5108   169300 SH       SOLE                   169300
General Elec Co.               COM              369604103     2046    70433 SH       SOLE                    70433
Huttig Bldg Products Inc       COM              448451104     1675   312000 SH       SOLE                   312000
Imagistics Intl Inc            COM              45247T104     6399   298600 SH       SOLE                   298600
Joy Global Inc                 COM              481165108      545    31459 SH       SOLE                    31459
Lee Enterprises Inc            COM              523768109      840    24000 SH       SOLE                    24000
Liberte Invs Inc. Del          COM              530154103       90    23017 SH       SOLE                    23017
Liquid Audio Inc               COM              53631T102     1472   600653 SH       SOLE                   600653
Medicis Pharmaceutical Corp    CL A NEW         584690309      633    14800 SH       SOLE                    14800
Octel Corp                     COM              675727101    10753   424200 SH       SOLE                   424200
Redwood Tr Inc.                COM              758075402     1109    35200 SH       SOLE                    35200
Rockwell Collins Inc           COM              774341101      384    14000 SH       SOLE                    14000
Vyyo Inc                       COM              918458100       32    38447 SH       SOLE                    38447
Cincinnati Finl Corp.          COM              172062101    12963   278600 SH       SOLE                   278600
Deutsche Telekom               Sponsored ADR    251566105     1263   135691 SH       SOLE                   135691
HNC Software Inc               COM              40425P107     2846   170401 SH       SOLE                   170401
Telephone & Data Sys Inc.      COM              879433100     1293    21350 SH       SOLE                    21350
Associated  Banc Corp.         COM              045487105      714    18939 SH       SOLE                    18939
At&t Wireless Svcs Inc         COM              00209a106      411    70200 SH       SOLE                    70200
Barrick Gold Corp              COM              067901108     5095   268278 SH       SOLE                   268278
Cardinal Health Inc            COM              14149Y108      921    15000 SH       SOLE                    15000
Chevrontexaco Corp.            COM              166764100     6966    78716 SH       SOLE                    78716
Ciena Corp.                    COM              171779101     1558   371766 SH       SOLE                   371766
Commercial Federal Corp        COM              201647104      377    12991 SH       SOLE                    12991
Elan Corp                      Adr              284131208      386    70500 SH       SOLE                    70500
FMC Technologies Inc           COM              30249U101     1391    67000 SH       SOLE                    67000
Genesis Microchip Inc.         COM              37184C103      751    90024 SH       SOLE                    90024
Jds Uniphase Corp              COM              46612j101      259    97000 SH       SOLE                    97000
Johnson & Johnson              COM              478160104     2635    50427 SH       SOLE                    50427
Magellan Health Svcs           COM              559079108       80    80100 SH       SOLE                    80100
New York Comnty Bancorp        COM              649445103     3106   114622 SH       SOLE                   114622
Openwave Systems Inc           COM              683718100      126    22546 SH       SOLE                    22546
Phillips Pete Co               COM              718507106      471     8000 SH       SOLE                     8000
Pride Intl Inc Del             COM              74153q102     1898   121200 SH       SOLE                   121200
Sanmina Sci Corp.              COM              800907107     2315   366879 SH       SOLE                   366879
Solectron  Corp                COM              834182107      345    56160 SH       SOLE                    56160
Texas Instrs Inc               COM              882508104      447    18850 SH       SOLE                    18850
Union Cmnty Bancorp            COM              906054101      625    41676 SH       SOLE                    41676
Verisign Inc                   COM              92343e102      673    93557 SH       SOLE                    93557
Veritas Software Corp          COM              923436109      336    16963 SH       SOLE                    16963
Washington Mut Co              COM              939322103     3980   107250 SH       SOLE                   107250